Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Change in deferred tax regulatory asset/liability due to TCJA	$ 17.0	$ 135.2
Federal - Current	8.6	1.4	$ 13.5
State and Local - Current	0.6	0.0	0.2
Total Current	9.2	1.4	13.7
Federal - Deferred	(10.9)	15.5	17.0
State and Local - Deferred	1.1	0.8	0.4
Total Deferred	(9.8)	16.3	17.4
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations	$ (0.6)	$ 17.7	$ 31.1
Tax rate before change due to Tax Cuts and Jobs Act of 2017		35.00%
Tax rate after Tax Cuts and Jobs Act of 2017			21.00%